UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

  			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
         	                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		 Light Street Capital Management, LLC
Address:  	 2800 Sand Hill Road
		 Suite 180
		 Menlo Park, CA 94025

Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		 Stephen D. Lane
Title:		 Chief Financial Officer
Phone:		 650-234-1655

Signature, Place, and Date of Signing:

/s/ Stephen D. Lane	      Menlo Park, California         February 13, 2013
-------------------------     -------------------------      -------------------
[Signature]                   [City, State]                  [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

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  			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		31
Form 13F Information Table Value Total:		168,260

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                                                 FORM 13F INFORMATION TABLE


---------------------------- ---------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
---------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
21VIANET GROUP INC	     SPONSORED ADR    90138A103	    4,132    430,000  SH      SOLE		     430,000
51JOB INC		     SP ADR REP COM   316827104	    3,086     66,000  SH      SOLE		      66,000
ACTIVE NETWORK INC	     COM	      00506D100	    4,345    885,000  SH      SOLE		     885,000
AMERICAN TOWER CORP NEW	     COM	      03027X100	    1,951     25,252  SH      SOLE		      25,252
APPLE INC	   	     COM	      037833100	   10,803     20,300  SH      SOLE		      20,300
APPLE INC		     CALL	      037833900	   15,539     29,200  SH CALL SOLE		      29,200
CIRRUS LOGIC INC	     COM	      172755100	    4,729    163,230  SH      SOLE		     163,230
CONCUR TECHNOLOGIES INC	     COM	      206708109	    2,701     40,000  SH      SOLE		      40,000
CROWN CASTLE INTL CORP	     COM	      228227104	    3,101     42,980  SH      SOLE		      42,980
EBAY INC		     COM	      278642103	    9,513    186,547  SH      SOLE		     186,547
EQUINIX INC		     COM NEW	      29444U502	    5,163     25,039  SH      SOLE		      25,039
F5 NETWORKS INC		     COM	      315616102	    6,120     63,000  SH      SOLE		      63,000
FIRST SOLAR INC		     COM	      336433107	      926     30,000  SH      SOLE		      30,000
GOOGLE INC		     CL A	      38259P508	    1,415      2,000  SH      SOLE		       2,000
KONGZHONG CORP		     SPONSORED ADR    50047P104	       58     10,643  SH      SOLE		      10,643
LAMAR ADVERTISING CO	     CL A	      512815101	    5,817    150,109  SH      SOLE		     150,109
LIBERTY GLOBAL INC	     COM SER A	      530555101	    6,170     98,000  SH      SOLE		      98,000
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106	    3,392     29,237  SH      SOLE		      29,237
LINKEDIN CORP	             COM CL A	      53578A108	    8,146     70,943  SH      SOLE		      70,943
LOGMEIN INC		     COM	      54142L109	    1,331     59,371  SH      SOLE		      59,371
PRICELINE COM INC	     COM NEW	      741503403	    6,824     11,000  SH      SOLE		      11,000
QIHOO 360 TECHNOLOGY CO LTD  ADS	      74734M109	   11,188    376,826  SH      SOLE		     376,826
QUALCOMM INC		     COM	      747525103	    3,800     61,422  SH      SOLE		      61,422
SALESFORCE COM INC	     COM	      79466L302	    7,228     43,000  SH      SOLE		      43,000
SBA COMMUNICATIONS CORP	     COM	      78388J106	    4,259     60,000  SH      SOLE		      60,000
SIRIUS XM RADIO INC	     COM	      82967N108	    7,439  2,574,147  SH      SOLE		   2,574,147
SOUFUN HLDGS LTD	     ADR	      836034108	    8,203    328,107  SH      SOLE		     328,107
THE ADT CORPORATION	     COM	      00101J106	    7,671    165,000  SH      SOLE		     165,000
TRIPADVISOR INC		     COM	      896945201	    2,096     50,000  SH      SOLE		      50,000
UBIQUITI NETWORKS INC	     COM	      90347A100	    1,974    162,573  SH      SOLE		     162,573
YY INC			     ADS REPCOM CLA   98426T106	    9,141    641,000  SH      SOLE		     641,000
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